Concentration of Risks (Details) - Foreign currency exchange rate risk	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Concentration of Risks
Depreciation of RMB against US dollar(in percent)		3.60%	1.30%
Appreciation of RMB against US dollar(in percent)	4.70%